Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Cash and cash equivalents

18.  Cash and cash equivalents

	December 31,	December 31,
(in thousands of Russian Roubles)	2020	2019
Petty cash	344	860
Bank balances	3,315,485	2,012,424
Call deposits	51,781	75,931
Total cash and cash equivalents	3,367,610	2,089,215

Call deposits represent callable deposits with original maturities of three months or less. The Group’s exposure to interest rate risk and credit risk and a sensitivity analysis for financial assets and liabilities are disclosed in note 26.